Share-based Compensation - Summary of Share Based Compensation Stock Options Activity (Detail) - ¥ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Share Based Compensation Stock Options Activity [Abstract]
Number of Options Outstanding, Beginning balance	91,138,700	91,138,700	75,091,640	31,472,750
Number of Options Outstanding, Granted	3,788,750	3,788,750	23,599,310	44,706,900
Number of Options Outstanding, Forfeited	(2,273,720)	(2,273,720)	(7,552,250)	(1,088,010)
Number of Options Outstanding, Replacement		(92,653,730)
Number of Options Outstanding, Ending balance	92,653,730	0	91,138,700	75,091,640	31,472,750
Weighted Average Exercise Price, Beginning balance	¥ 0.0004	¥ 0.0004	¥ 0.0004	¥ 0.0004
Weighted Average Exercise Price, Granted	0.0004		0.0004	0.0004
Weighted Average Exercise Price, Ending balance	¥ 0.0004		¥ 0.0004	¥ 0.0004	¥ 0.0004
Weighted Average Remaining Contractual Life	4 years 11 months 1 day		5 years 3 months 25 days	5 years 6 months 21 days	5 years 8 months 19 days